FINANCIAL INSTRUMENTS - Cash Flow Hedge Fair Value Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gain (loss) recognized in cash flow hedge reserve
Gain (loss) recognized in cash flow hedge reserve, hedging items	$ 18.8	$ 5.3
Gain (loss) recognized in cash flow hedge reserve, time value of options contracts excluded from hedge relationship	(3.2)	9.2
Gain (loss) recognized in cash flow hedge reserve	15.6	14.5
(Gain) loss reclassified or adjusted from cash flow hedge reserve
(Gain) loss reclassified or adjusted from cash flow hedge reserve, hedging items	9.9	(1.2)
(Gain) loss reclassified or adjusted from cash flow hedge reserve, time value of option contracts excluded from hedge relationship	13.3	0.0
(Gain) loss reclassified or adjusted from cash flow hedge reserve	23.2	(1.2)
Exchange rate risk | Canadian dollar option contracts
Gain (loss) recognized in cash flow hedge reserve
Gain (loss) recognized in cash flow hedge reserve, hedging items	22.4	0.7
(Gain) loss reclassified or adjusted from cash flow hedge reserve
(Gain) loss reclassified or adjusted from cash flow hedge reserve, hedging items	1.3	0.0
Exchange rate risk | Canadian dollar forward contracts
Gain (loss) recognized in cash flow hedge reserve
Gain (loss) recognized in cash flow hedge reserve, hedging items	9.9	1.0
(Gain) loss reclassified or adjusted from cash flow hedge reserve
(Gain) loss reclassified or adjusted from cash flow hedge reserve, hedging items	(1.0)	(0.4)
Exchange rate risk | Euro option contracts
Gain (loss) recognized in cash flow hedge reserve
Gain (loss) recognized in cash flow hedge reserve, hedging items	0.0	(1.4)
(Gain) loss reclassified or adjusted from cash flow hedge reserve
(Gain) loss reclassified or adjusted from cash flow hedge reserve, hedging items	0.0	1.4
Commodity price risk | Crude oil option contracts
Gain (loss) recognized in cash flow hedge reserve
Gain (loss) recognized in cash flow hedge reserve, hedging items	(13.5)	5.0
(Gain) loss reclassified or adjusted from cash flow hedge reserve
(Gain) loss reclassified or adjusted from cash flow hedge reserve, hedging items	9.6	(2.2)
Commodity price risk | Gold bullion option contracts
Gain (loss) recognized in cash flow hedge reserve
Gain (loss) recognized in cash flow hedge reserve, hedging items	0.0	0.0
(Gain) loss reclassified or adjusted from cash flow hedge reserve
(Gain) loss reclassified or adjusted from cash flow hedge reserve, hedging items	$ 0.0	$ 0.0